Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2024
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Disclosure of Trade Receivables	10.1 Trade receivables

	As of December 31,	As of June 30,
	2023	2024
	$ in thousands
Trade receivables	569	9,741
Allowance for expected credit losses	-	-
Total net value of trade receivables	569	9,741

Disclosure of Subsidies Receivables	10.2 Subsidies receivables

	As of December 31,	As of June 30,
	2023	2024
	$ in thousands
Research tax credit	20,900	14,958
Other subsidies	-	-
Total subsidies receivables	20,900	14,958

Disclosure of Other Current Assets

10.3 Other current assets

	As of December 31,	As of June 30,
	2023	2024
	$ in thousands
VAT receivables	1,414	1,602
Income tax receivable	192	0
Prepaid expenses and other prepayments	5,716	5,196
Tax and social receivables	55	52
Deferred expenses and other current assets	345	737
Total other current assets	7,722	7,587